Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwil
	Note	December 31, 2020	December 31, 2021
		RMB	RMB

Intangible assets	(a)	3,230,126	4,009,372

Schedule of intangible assets
	December 31, 2020			December 31, 2021
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	9,270,094	(9,009,968)	260,126	10,793,974	(9,754,602)	1,039,372
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	14,300,094	(14,039,968)	260,126	15,823,974	(14,784,602)	1,039,372

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Schedule of amortization expense for current year and future periods
Software
RMB

Year ended December 31, 2021 (actual)	744,634
Estimate for year ended December 31,
2022	521,639
2023	508,393
2024	590
2025	-
2026	-